RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Prepaid expenses	$ 389,742	$ 33,966
Salaries and benefits	224,547	118,686	$ 159,457
Key Management Personnel [Member]
Statement [Line Items]
Salaries and benefits	92,019	37,801	55,071
Cost-sharing agreement [Member] | Oniva International Services Corp. [Member]
Statement [Line Items]
Prepaid expenses	364,390
Salaries and benefits	$ 216,696	$ 118,361	$ 105,344